Net loss per Share (Details) - Schedule of basic and diluted net loss per share - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ 3,688,346	$ 824,224	$ 640,343
Denominator:
Weighted average shares – denominator for basic net loss per share	7,528,038	3,464,470	2,483,988
Net loss per share Basic	$ 0.49	$ 0.24	$ 0.26